Other Non-Operating Income	12 Months Ended
Sep. 30, 2025
Other Non-Operating Income [Abstract]
OTHER NON-OPERATING INCOME

17. OTHER NON-OPERATING INCOME

Others, non-operating income consisted of the following:

	For the years ended September 30,
	2025	2024	2023
Rental income(1)	$72,597	$17,562	$—
Tax subsidies and deductions	2,161	(1,155)	14
Government subsidies	14,278	701	1,314
Gain from disposal of HQT(2)	29,674	—	—
Others income/(expenses)	(18,057)	4,536	13,229
Total	$100,653	$21,644	$14,557

(1)	Rental income for the year ended September 30, 2025 and 2024 was generated from the operating lease of part of warehouse located in Saitama, Japan.

(2)	Gain from disposal of HQT, which obtained the gain of $29,674 from cleaning up the current accounts due to the deregistration of HQT.